Concentration and Risks (Tables)	9 Months Ended
Sep. 30, 2021
Customer concentration risk | Total revenue
Concentration Risk [Line Items]
Schedule of concentration risk

	Nine Months Ended September 30,
	2020	2021
Percentage of the total revenue
Customer A	*	11%

Credit concentration risk | Account receivables
Concentration Risk [Line Items]
Schedule of concentration risk

	December 31,	September 30,
	2020	2021
Percentage of the account receivables
Customer A	*	23%